UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Europe Equity Fund

	Shares	Value ($)

Common Stocks 97.5%
Austria 5.9%
Andritz AG	70,000	3,898,632
bwin Interactive Entertainment AG*	50,000	3,017,457
IMMOEAST AG*	200,000	968,439
Immofinanz AG*	100,000	328,890
Intercell AG*	60,000	1,984,767
Strabag SE	70,000	1,890,005
Wienerberger AG*	110,000	2,042,658

(Cost $12,858,998)		14,130,848
Belgium 0.6%
Fortis* (Cost $1,298,827)	400,000	1,399,087
Denmark 4.5%
A P Moller-Maersk AS "B"	1,000	7,754,946
Carlsberg AS "B"	40,575	3,008,611

(Cost $9,143,573)		10,763,557
Finland 2.1%
Fortum Oyj (Cost $4,943,474)	200,000	5,095,660
France 13.5%
AXA SA	100,000	2,068,672
BNP Paribas	40,000	2,848,622
Carrefour SA	75,000	3,667,794
Electricite de France	95,000	5,119,940
France Telecom SA	230,000	5,288,361
Societe Generale	70,000	4,066,900
Total SA	165,000	9,583,755

(Cost $32,218,797)		32,644,044
Germany 9.1%
Allianz SE (Registered)	28,000	3,099,588
BASF SE	69,000	3,912,352
Bayer AG	80,000	5,449,892
E.ON AG	160,000	5,874,666
Siemens AG (Registered)	40,000	3,584,284

(Cost $25,775,635)		21,920,782
Ireland 1.3%
Anglo Irish Bank Corp., Ltd.*	623,482	0
CRH PLC	130,000	3,119,235

(Cost $14,133,227)		3,119,235
Italy 6.3%
Eni SpA	220,000	5,124,164
Fiat SpA*	300,000	3,734,315
Saipem SpA	150,000	4,845,870
Trevi Finanziaria SpA	100,000	1,609,617

(Cost $13,704,894)		15,313,966
Luxembourg 1.6%
ArcelorMittal (Cost $3,838,892)	100,000	3,826,682
Netherlands 4.2%
ING Groep NV (CVA)*	550,000	5,169,599
QIAGEN NV* (a)	223,000	4,854,178
SBM Offshore NV	3,783	73,816

(Cost $8,697,410)		10,097,593
Norway 1.6%
Statoil ASA (Cost $3,965,502)	170,000	3,804,541
Russia 8.1%
Gazprom (ADR)	201,350	4,911,444
LUKOIL (ADR)	66,100	3,597,037
Mechel (ADR) (a)	300,000	5,937,000
Sberbank	1,800,000	5,178,017

(Cost $12,983,130)		19,623,498
Spain 1.1%
Tecnicas Reunidas SA (Cost $3,485,661)	50,000	2,680,578
Sweden 1.2%
Tele2 AB "B" (Cost $1,773,856)	200,000	2,812,435
Switzerland 11.6%
ABB Ltd. (Registered)*	90,000	1,627,755
Nestle SA (Registered)	127,066	6,012,706
Novartis AG (Registered)	155,000	8,301,828
Roche Holding AG (Genusschein)	45,000	7,557,578
Xstrata PLC*	280,000	4,578,851

(Cost $25,591,913)		28,078,718
United Kingdom 24.8%
AMEC PLC	250,000	3,006,820
Anglo American PLC*	112,944	4,098,076
Barclays PLC	1,500,000	6,423,899
BG Group PLC	200,000	3,662,615
BHP Billiton PLC	190,000	5,580,559
BP PLC	980,000	9,171,675
British American Tobacco PLC	150,000	4,945,685
GlaxoSmithKline PLC	330,000	6,424,373
HSBC Holdings PLC	600,000	6,430,639
Imperial Tobacco Group PLC	150,000	4,845,375
Lloyds Banking Group PLC	6,600,000	5,347,987

(Cost $62,293,245)		59,937,703

Total Common Stocks (Cost $236,707,034)		235,248,927
Securities Lending Collateral 2.0%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $4,833,908)	4,833,908	4,833,908
Cash Equivalents 4.4%
Central Cash Management Fund, 0.17% (b) (Cost $10,669,330)	10,669,330	10,669,330

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $252,210,272) †	103.9	250,752,165
Other Assets and Liabilities, Net	(3.9)	(9,492,680)

Net Assets	100.0	241,259,485

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $260,345,719.  At January 31, 2010, net unrealized depreciation for all securities based on tax cost was $9,593,554.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,743,924 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $34,337,478.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $4,444,215 which is 1.8% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen

At January 31, 2010 the DWS Europe Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Energy	50,462,315	21.5%
Financials	43,330,340	18.4%
Health Care	34,572,616	14.7%
Materials	31,052,754	13.2%
Consumer Staples	22,480,171	9.6%
Industrials	22,407,897	9.5%
Utilities	16,090,266	6.8%
Telecommunication Services	8,100,796	3.4%
Consumer Discretionary	6,751,772	2.9%
Total	235,248,927	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Austria	$—	$14,130,848	$—	$14,130,848
Belgium	—	1,399,087	—	1,399,087
Denmark	—	10,763,557	—	10,763,557
Finland	—	5,095,660	—	5,095,660
France	—	32,644,044	—	32,644,044
Germany	—	21,920,782	—	21,920,782
Ireland	—	3,119,235	0	3,119,235
Italy	—	15,313,966	—	15,313,966
Luxembourg	—	3,826,682	—	3,826,682
Netherlands	—	10,097,593	—	10,097,593
Norway	—	3,804,541	—	3,804,541
Russia	5,937,000	13,686,498	—	19,623,498
Spain	—	2,680,578	—	2,680,578
Sweden	—	2,812,435	—	2,812,435
Switzerland	—	28,078,718	—	28,078,718
United Kingdom	—	59,937,703	—	59,937,703
Short-Term Investments(d)	15,503,238	—	—	15,503,238
Total	$21,440,238	$229,311,927	$0	$250,752,165

(d)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

Common Stocks
Ireland
Balance as of October 31, 2009	$0
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization premium/discount	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of January 31, 2010	$0
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2010	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Europe Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010